Subsequent Events (Stock-Based Compensation Plans - Narrative) (Details)	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2013
Subsequent Event [Line Items]
Vesting period	3 years
Minimum
Subsequent Event [Line Items]
Performance Factor	0.00
Maximum
Subsequent Event [Line Items]
Performance Factor	2.00
Performance Shares
Subsequent Event [Line Items]
Vesting period	3 years
Performance Factor	1.01			0.80
Vested in period	1,551,570
Performance Shares | Minimum
Subsequent Event [Line Items]
Performance Factor				0.0
Future Performance Factor	0.00
Performance Shares | Maximum
Subsequent Event [Line Items]
Performance Factor				2.0
Future Performance Factor	1.75
Performance Units
Subsequent Event [Line Items]
Performance Factor	1.01
Vested in period	129,734
Subsequent Event [Member] | Minimum
Subsequent Event [Line Items]
Future Performance Factor		0.00
Subsequent Event [Member] | Maximum
Subsequent Event [Line Items]
Future Performance Factor		1.75
Subsequent Event [Member] | Performance Shares
Subsequent Event [Line Items]
Vested in period		1,756,839
Issued in period			1,774,407
Subsequent Event [Member] | Performance Units
Subsequent Event [Line Items]
Paid in period			131,031